Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.67414%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$408,564.35

Principal:
Principal Collections	$8,225,090.75
Prepayments in Full	$3,138,489.49
Liquidation Proceeds	$24,845.94
Recoveries	$35,604.68
Sub Total	$11,424,030.86
Collections	$11,832,595.21

Purchase Amounts:
Purchase Amounts Related to Principal	$156,419.38
Purchase Amounts Related to Interest	$691.30
Sub Total	$157,110.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,989,705.89

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,989,705.89
Servicing Fee	$135,185.07	$135,185.07	$0.00	$0.00	$11,854,520.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,854,520.82
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$11,854,520.82
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$11,854,520.82
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,854,520.82
Interest - Class A-4 Notes	$213,573.12	$213,573.12	$0.00	$0.00	$11,640,947.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,640,947.70
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$11,548,049.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,548,049.87
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$11,483,496.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,483,496.54
Regular Principal Payment	$10,508,587.44	$10,508,587.44	$0.00	$0.00	$974,909.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$974,909.10
Residual Released to Depositor	$0.00	$974,909.10	$0.00	$0.00	$0.00
Total		$11,989,705.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,508,587.44
Total					$10,508,587.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,508,587.44	$102.04	$213,573.12	$2.07	$10,722,160.56	$104.11
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$10,508,587.44	$9.98	$371,024.28	$0.35	$10,879,611.72	$10.33

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$75,824,775.13	0.7363058	$65,316,187.69	0.6342609
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$128,454,775.13	0.1220345	$117,946,187.69	0.1120512

Pool Information
Weighted Average APR	3.036%	3.035%
Weighted Average Remaining Term	23.14	22.35
Number of Receivables Outstanding	15,379	14,861
Pool Balance	$162,222,078.76	$150,643,774.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$149,507,520.63	$138,998,933.19
Pool Factor	0.1396662	0.1296977

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$11,644,840.99
Targeted Overcollateralization Amount	$32,697,586.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,697,586.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$33,459.02
(Recoveries)		73	$35,604.68
Net Loss for Current Collection Period			$(2,145.66)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0159%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.2916%
Second Prior Collection Period			-0.0229%
Prior Collection Period			-0.0630%
Current Collection Period			-0.0165%
Four Month Average (Current and Prior Three Collection Periods)			-0.0985%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,293	$9,464,345.63
(Cumulative Recoveries)			$2,573,271.21
Cumulative Net Loss for All Collection Periods			$6,891,074.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5933%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,127.49
Average Net Loss for Receivables that have experienced a Realized Loss			$3,005.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	134	$1,977,072.47
61-90 Days Delinquent	0.19%	15	$290,325.85
91-120 Days Delinquent	0.08%	7	$119,011.89
Over 120 Days Delinquent	0.24%	18	$359,216.83
Total Delinquent Receivables	1.82%	174	$2,745,627.04

Repossession Inventory:
Repossessed in the Current Collection Period		2	$5,523.96
Total Repossessed Inventory		2	$18,893.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2826%
Prior Collection Period			0.2471%
Current Collection Period			0.2692%
Three Month Average			0.2663%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5102%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	43

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	23	$299,914.30
2 Months Extended	45	$695,693.78
3+ Months Extended	5	$83,076.20

Total Receivables Extended:	73	$1,078,684.28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer